Income Tax (Details 2) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Income Tax [Abstract]
Loss before income taxes	$ (6,810,454)	$ (13,049,031)
Tax loss at statutory tax rate	(1,655,174)	(3,386,822)
Non-deductible items	6,729,255	1,712,857
Non-taxable items	(3,789,956)	(674,189)
Change in valuation allowance	823,970	2,159,518
Tax benefits	(2,108,095)	188,636
Income tax expenses